UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      12/31/03

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):     /  / is a restatement
                                     /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

JMP ASSET MANAGEMENT LLC
One Embarcadero Center, Suite 2100
San Francisco, CA  94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Joseph A. Jolson
Chief Executive Officer
415-835-3900

Signature, Place and Date of Signing:

_____________________
/s/ Joseph A. Jolson
Joseph A. Jolson
San Francisco, CA
02/12/04

Report Type (Check only one):
/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total (x$1000):    $153,401

List of Other Included Managers:    None


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
FORM 13F INFORMATION TABLE - FOURTH QUARTER 2003
JMP ASSET MANAGEMENT LLC

                               Title of              Value   Shares or Sh/  Put/             Other     Voting Authority
Name of Issuer                  Class      CUSIP    (x$1000)  Prn Amt  Prn  Call Discretion  Mgrs     Sole  Shared  None
--------------                 --------  ---------  --------  -------  ---  ---- ----------  -----    ------------------

ACE LTD                         Common   G0070K103      166      4000   SH          Sole              4000
ADVANTA CORP-CL B NON-VTG       Common   007942204     2893    227460   SH          Sole            227460
AMERICAN CAPITAL STRATEGIES     Common   024937104     1487     50000   SH          Sole             50000
APPLIED MICRO CIRCUITS CORP     Common   03822W109     1104    185000   SH          Sole            185000
ASK JEEVES INC                  Common   045174109     3284    181240   SH          Sole            181240
BAKBONE SOFTWARE INC            Common   057101107     5601   2040740   SH          Sole           2040740
BAYVIEW CAPITAL TRUST I       Preferred  07262R207      238      9458   SH          Sole              9458
BUCA INC                        Common   117769109      986    144790   SH          Sole            144790
CAPITAL ONE FINANCIAL CORP      Common   14040H105    11494    187530   SH          Sole            187530
CEC ENTERTAINMENT               Common   125137109     4268     90060   SH          Sole             90060
CENDANT CORP                    Common   151313103       89      4000   SH          Sole              4000
COPPER MOUNTAIN NETWORKS INC    Common   217510205      104      9665   SH          Sole              9665
COUNTRYWIDE FINANCIAL CORP      Common   222372104    10023    132146   SH          Sole            132146
FEDERAL AGRICULTURAL MORTGAGE   Common   313148306     3388    106020   SH          Sole            106020
FIDELITY NATIONAL FINANCIAL     Common   316326107      244      6300   SH          Sole              6300
FIRST UNION REAL ESTATE EQUITY  Common   337400105       90     41500   SH          Sole             41500
GALYANS TRADING INC             Common   36458R101     2684    222907   SH          Sole            222907
GATX CORP                       Common   361448103     3008    107520   SH          Sole            107520
GENCORP INC -W/RTS TO PUR PFD   Common   368682100      129     12000   SH          Sole             12000
INMC MTG HLDGS INC              Common   456607100     5617    188540   SH          Sole            188540
INTERDIGITAL COMMUNICATIONS     Common   45866A105     4765    231330   SH          Sole            231330
ISTAR FINANCIAL INC             Common   45031U101      195      5000   SH          Sole              5000
KNIGHTSBRIDGE TANKERS LTD       Common   G5299G106      175     14000   SH          Sole             14000
LEUCADIA NATIONAL CORP          Common   527288104      115      2500   SH          Sole              2500
MANDALAY RESORT GROUP           Common   562567107     3380     75590   SH          Sole             75590
MEDALLION FINANCIAL CORP        Common   583928106    10138   1068240   SH          Sole           1068240
METRO ONE TELECOMMUNICATIONS    Common   59163F105     1046    410000   SH          Sole            410000
MICRON TECHNOLOGY INC           Common   595112103     6384    473928   SH          Sole            473928
NCO GROUP INC                   Common   628858102    10211    449376   SH          Sole            449376
NEWCASTLE INVESTMENT CORP       Common   65105M108      203      7500   SH          Sole              7500
OPLINK COMMUNICATIONS INC       Common   68375Q106     4699   1966092   SH          Sole           1966092
PROVIDE COMM INC                Common   74373W103     2298    151500   SH          Sole            151500
REDWOOD TRUST INC               Common   758075402    13130    258205   SH          Sole            258205
SONIC SOLUTIONS                 Common   835460106    11917    778907   SH          Sole            778907
TECHNOLOGY INVESTMENT CAPITAL   Common   878717305     5649    363310   SH          Sole            363310
THQ INCE                        Common   872443403     3306    195480   SH          Sole            195480
TIVO INC                        Common   888706108     2553    345000   SH          Sole            345000
TRANSMETA CORP DEL              Common   89376R109     2797    822748   SH          Sole            822748
VAIL RESORTS INC                Common   91879Q109     2182    128360   SH          Sole            128360
VIRAGEN INC                     Common   927638106      480   2000000   SH          Sole           2000000
WESTCORP-CALIF                  Common   957907108    10637    291020   SH          Sole            291020
WILLIAMS SONOMA INC             Common   969904101      243      7000   SH          Sole              7000
WTS NATIONAL ASSN SECURITIES   Warrants  63252N110        0         0   SH          Sole                 0
  DEALERS